LOANS (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013 Number	Sep. 30, 2012 Number	Sep. 30, 2013 Number	Sep. 30, 2012 Number	Dec. 31, 2012 Number	Dec. 31, 2011 Number
Number of loans	6	4	19	17	18	21
Pre-Modification Outstanding Recorded Investment	$ 1,290	$ 1,703	$ 5,334	$ 4,408	$ 4,470	$ 11,333
Post-Modification Outstanding Recorded Investment	1,276	1,690	5,277	4,222	4,009	10,998
Number of TDRs loans	0	4	6	17	8	4
Recorded investment	0	1,689	496	4,221	2,587	3,488
Commercial and Inustrial Below Market Interest Rate [Member]
Number of loans	0	0	0	0	0	0
Pre-Modification Outstanding Recorded Investment	0	0	0	0	0	0
Post-Modification Outstanding Recorded Investment	0	0	0	0	0	0
Number of TDRs loans	0	0	0	0	0	0
Recorded investment	0	0	0	0	0	0
Construction Below Market Interest Rate [Member]
Number of loans	0	0	0	0	0	0
Pre-Modification Outstanding Recorded Investment	0	0	0	0	0	0
Post-Modification Outstanding Recorded Investment	0	0	0	0	0	0
Number of TDRs loans	0	0	0	0	0	0
Recorded investment	0	0	0	0	0	0
Commercial Real Estate Below Market Interest Rate [Member]
Number of loans	0	0	0	0	0	0
Pre-Modification Outstanding Recorded Investment	0	0	0	0	0	0
Post-Modification Outstanding Recorded Investment	0	0	0	0	0	0
Number of TDRs loans	0	0	0	0	0	0
Recorded investment	0	0	0	0	0	0
Loans to Individuals and Overdrafts Below Market Interest Rate [Member]
Number of loans	0	0	0	0	0	0
Pre-Modification Outstanding Recorded Investment	0	0	0	0	0	0
Post-Modification Outstanding Recorded Investment	0	0	0	0	0	0
Number of TDRs loans	0	0	0	0	0	0
Recorded investment	0	0	0	0	0	0
Residential 1 to 4 Family Below Market Interest Rate [Member]
Number of loans	3	0	3	0	0	0
Pre-Modification Outstanding Recorded Investment	276	0	276	0	0	0
Post-Modification Outstanding Recorded Investment	275	0	275	0	0	0
Number of TDRs loans	0	0	0	0	0	0
Recorded investment	0	0	0	0	0	0
Multi Family Residential Below Market Interest Rate [Member]
Number of loans	0	0	0	0
Pre-Modification Outstanding Recorded Investment	0	0	0	0
Post-Modification Outstanding Recorded Investment	0	0	0	0
Number of TDRs loans	0	0	0	0
Recorded investment	0	0	0	0
Home Equity Line of Credit Below Market Interest Rate [Member]
Number of loans	0	0	0	0	0	0
Pre-Modification Outstanding Recorded Investment	0	0	0	0	0	0
Post-Modification Outstanding Recorded Investment	0	0	0	0	0	0
Number of TDRs loans	0	0	0	0	0	0
Recorded investment	0	0	0	0	0	0
Below Market Interest Rate [Member]
Number of loans	3	0	3	0	0	0
Pre-Modification Outstanding Recorded Investment	276	0	276	0	0	0
Post-Modification Outstanding Recorded Investment	275	0	275	0	0	0
Number of TDRs loans	0	0	0	0	0	0
Recorded investment	0	0	0	0	0	0
Commercial and Inustrial Extended Payment Term [Member]
Number of loans	0	0	4	1	1	1
Pre-Modification Outstanding Recorded Investment	0	0	537	116	116	211
Post-Modification Outstanding Recorded Investment	0	0	522	114	114	211
Number of TDRs loans	0	0	2	1	1	1
Recorded investment	0	0	156	114	114	211
Construction Extended Payment Term [Member]
Number of loans	0	0	2	2	2	3
Pre-Modification Outstanding Recorded Investment	0	0	134	294	294	3,226
Post-Modification Outstanding Recorded Investment	0	0	133	286	284	3,226
Number of TDRs loans	0	0	2	2	0	1
Recorded investment	0	0	132	286	0	1,170
Commercial Real Estate Extended Payment Term [Member]
Number of loans	0	0	1	4	4	11
Pre-Modification Outstanding Recorded Investment	0	0	645	1,281	1,281	6,502
Post-Modification Outstanding Recorded Investment	0	0	645	1,128	863	6,473
Number of TDRs loans	0	0		4	5	1
Recorded investment	0	0		1,128	2,377	1,472
Loans to Individuals and Overdrafts Extended Payment Term [Member]
Number of loans	0	0	0	0	0	0
Pre-Modification Outstanding Recorded Investment	0	0	0	0	0	0
Post-Modification Outstanding Recorded Investment	0	0	0	0	0	0
Number of TDRs loans	0	0		0	0	0
Recorded investment	0	0		0	0	0
Residential 1 to 4 Family Extended Payment Term [Member]
Number of loans	2	2	4	2	2	5
Pre-Modification Outstanding Recorded Investment	945	100	1,084	100	100	456
Post-Modification Outstanding Recorded Investment	933	97	1,071	97	96	453
Number of TDRs loans	0	2	1	2	2	0
Recorded investment	0	96	47	96	96	0
Multi Family Residential Extended Payment Term [Member]
Number of loans	0	1	0	1	1
Pre-Modification Outstanding Recorded Investment	0	1,524	0	1,524	1,524
Post-Modification Outstanding Recorded Investment	0	1,514	0	1,515	1,514
Number of TDRs loans	0	1	0	1	0
Recorded investment	0	1,514	0	1,514	0
Home Equity Line of Credit Extended Payment Term [Member]
Number of loans	0	0	0	0	0	0
Pre-Modification Outstanding Recorded Investment	0	0	0	0	0	0
Post-Modification Outstanding Recorded Investment	0	0	0	0	0	0
Number of TDRs loans	0	0		0	0	0
Recorded investment	0	0		0	0	0
Extended Payment Term [Member]
Number of loans	2	3	11	10	10	20
Pre-Modification Outstanding Recorded Investment	945	1,624	2,400	3,315	3,315	10,395
Post-Modification Outstanding Recorded Investment	933	1,611	2,371	3,140	2,871	10,363
Number of TDRs loans	0	3	5	10	8	3
Recorded investment	0	1,610	335	3,138	2,587	2,853
Commercial and Inustrial Forgiveness of Principal [Member]
Number of loans						0
Pre-Modification Outstanding Recorded Investment						0
Post-Modification Outstanding Recorded Investment						0
Number of TDRs loans	0	0	0	0	0	0
Recorded investment	0	0	0	0	0	0
Construction Forgiveness of Principal [Member]
Number of loans						0
Pre-Modification Outstanding Recorded Investment						0
Post-Modification Outstanding Recorded Investment						0
Number of TDRs loans	0	0	0	0	0	0
Recorded investment	0	0	0	0	0	0
Commercial Real Estate Forgiveness of Principal [Member]
Number of loans						1
Pre-Modification Outstanding Recorded Investment						938
Post-Modification Outstanding Recorded Investment						635
Number of TDRs loans	0	0	0	0	0	1
Recorded investment	0	0	0	0	0	635
Loans to Individuals and Overdrafts Forgiveness of Principal [Member]
Number of loans						0
Pre-Modification Outstanding Recorded Investment						0
Post-Modification Outstanding Recorded Investment						0
Number of TDRs loans	0	0	0	0	0	0
Recorded investment	0	0	0	0	0	0
Residential 1 to 4 Family Forgiveness of Principal [Member]
Number of loans						0
Pre-Modification Outstanding Recorded Investment						0
Post-Modification Outstanding Recorded Investment						0
Number of TDRs loans	0	0	0	0	0	0
Recorded investment	0	0	0	0	0	0
Multi Family Residential Forgiveness of Principal [Member]
Number of loans						0
Pre-Modification Outstanding Recorded Investment						0
Post-Modification Outstanding Recorded Investment						0
Number of TDRs loans	0	0	0	0
Recorded investment	0	0	0	0
Home Equity Line of Credit Forgiveness of Principal [Member]
Number of loans						0
Pre-Modification Outstanding Recorded Investment						0
Post-Modification Outstanding Recorded Investment						0
Number of TDRs loans	0	0	0	0	0	0
Recorded investment	0	0	0	0	0	0
Forgiveness of Principal [Member]
Number of loans						1
Pre-Modification Outstanding Recorded Investment						938
Post-Modification Outstanding Recorded Investment						635
Number of TDRs loans	0	0	0	0	0	1
Recorded investment	0	0	0	0	0	635
Commercial and Industrial Other [Member]
Number of loans	0	0	0	0	0
Pre-Modification Outstanding Recorded Investment	0	0	0	0	0
Post-Modification Outstanding Recorded Investment	0	0	0	0	0
Number of TDRs loans	0	0	0	0	0
Recorded investment	0	0	0	0	0
Construction Other [Member]
Number of loans	1	0	1	0	0
Pre-Modification Outstanding Recorded Investment	69	0	69	0	0
Post-Modification Outstanding Recorded Investment	68	0	68	0	0
Number of TDRs loans	0	0	0	0	0
Recorded investment	0	0	0	0	0
Commercial Real Estate Other [Member]
Number of loans	0	0	2	2	2
Pre-Modification Outstanding Recorded Investment	0	0	2,454	849	849
Post-Modification Outstanding Recorded Investment	0	0	2,433	842	837
Number of TDRs loans	0	0	1	2	0
Recorded investment	0	0	161	842	0
Loans to Individuals and Overdrafts Other [Member]
Number of loans	0	0	0	0	0
Pre-Modification Outstanding Recorded Investment	0	0	0	0	0
Post-Modification Outstanding Recorded Investment	0	0	0	0	0
Number of TDRs loans	0	0	0	0	0
Recorded investment	0	0	0	0	0
Residential 1 to 4 Family Other [Member]
Number of loans	0	1	2	5	0
Pre-Modification Outstanding Recorded Investment	0	79	135	244	0
Post-Modification Outstanding Recorded Investment	0	79	130	240	0
Number of TDRs loans	0	1	0	5	0
Recorded investment	0	79	0	241	0
Multi Family Residential Other [Member]
Number of loans	0	0	0	0
Pre-Modification Outstanding Recorded Investment	0	0	0	0
Post-Modification Outstanding Recorded Investment	0	0	0	0
Number of TDRs loans	0	0	0	0	0
Recorded investment	0	0	0	0	0
Home Equity Line of Credit Other [Member]
Number of loans	0	0	0	0	6
Pre-Modification Outstanding Recorded Investment	0	0	0	0	306
Post-Modification Outstanding Recorded Investment	0	0	0	0	301
Number of TDRs loans	0	0	0	0	0
Recorded investment	0	0	0	0	0
Other [Member]
Number of loans	1	1	5	7	8
Pre-Modification Outstanding Recorded Investment	69	79	2,658	1,093	1,155
Post-Modification Outstanding Recorded Investment	68	79	2,631	1,082	1,138
Number of TDRs loans	0	1	1	7	0
Recorded investment	$ 0	$ 79	$ 161	$ 1,083	$ 0